Fees Summary	Aug. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 905,875,000.00
Previously Paid Amount	0.00
Total Fee Amount	138,689.46
Total Offset Amount	0.00
Net Fee	138,689.46
Narrative - Max Aggregate Offering Price	$ 905,875,000.00
Final Prospectus	true